Unearned Premiums (Details) - Schedule of unearned premiums - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross [Member]
Unearned Premiums (Details) - Schedule of unearned premiums [Line Items]
Opening balance	$ 206,214	$ 168,255	$ 156,694
Premiums written	467,273	349,292	301,618
Premiums earned	(396,219)	(311,333)	(290,057)
Total	277,268	206,214	168,255
Reinsurers’ Share [Member]
Unearned Premiums (Details) - Schedule of unearned premiums [Line Items]
Opening balance	(33,917)	(32,567)	(41,127)
Premiums written	(128,863)	(97,139)	(98,188)
Premiums earned	112,703	95,789	106,748
Total	(50,077)	(33,917)	(32,567)
Net [Member]
Unearned Premiums (Details) - Schedule of unearned premiums [Line Items]
Opening balance	172,297	135,688	115,567
Premiums written	338,410	252,153	203,430
Premiums earned	(283,516)	(215,544)	(183,309)
Total	$ 227,191	$ 172,297	$ 135,688